SUPPLEMENT DATED MARCH 31, 2008 TO THE PROSPECTUS DATED JULY 31, 2007,
                         AS REVISED ON SEPTEMBER 7, 2007

                     OLD MUTUAL ABSOLUTE RETURN FUND, L.L.C.
                                  (the "Fund")

         Capitalized terms used in this Supplement and not defined have the same meanings as set forth in the Prospectus:

         On March 14, 2008, Scott Powers, President and CEO of Old Mutual (US) Holdings Inc., was elected by the Fund's Board of Managers to replace Kevin Hunt as Chief Executive Officer, President and Principal Manager of the Fund. As a result, the Fund's Prospectus is revised as follows:

         The information contained in the section "Management of the Fund" concerning Mr. Hunt is replaced with the below, which reflects information as of March 14, 2008:

-----------------------------------------------------------------------------------------------------------------------------------
NAME, AGE, AND               TERM OF               PRINCIPAL OCCUPATION                    NUMBER OF     OTHER
POSITION WITH THE            OFFICE AND            DURING PAST 5 YEARS                     FUNDS IN      DIRECTORSHIPS HELD
FUND                         LENGTH OF                                                     FUND          BY MANAGERS
                             TIME SERVED                                                   COMPLEX
                                                                                           OVERSEEN
                                                                                           BY
                                                                                           MANAGER
-----------------------------------------------------------------------------------------------------------------------------------
                                                     INTERESTED MANAGER

Scott F. Powers**            Indefinite/Since      President,  Director  and  CEO of          6          None
                             March 2008            Old Mutual  (US)  Holdings  Inc.,
Year of Birth: 1959                                2001- present.

Manager, President and
Chief Executive Officer

-----------------------------------------------------------------------------------------------------------------------------------

**Mr. Powers is a Manager who may be deemed an "interested person" of the Fund, as that term is defined by the 1940 Act, because he is the Principal Executive Officer of the Fund and he is an officer of an affiliate of the Adviser.


                                                  INTERESTED MANAGER


                                                                                   AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                                                      OF ALL REGISTERED INVESTMENT COMPANIES
                                                DOLLAR RANGE OF EQUITY                   OVERSEEN BY MANAGER IN FAMILY OF
               NAME OF MANAGER                  SECURITIES OF THE FUND                        INVESTMENT COMPANIES**
               ---------------                  ----------------------                        --------------------
               Scott F. Powers                            None                                          None



**The family of registered investment companies includes the Fund, the Master Fund, Old Mutual Absolute Return Institutional Fund, L.L.C., Old Mutual Emerging Managers Master Fund, L.L.C., Old Mutual Emerging Managers Fund, L.L.C. and Old Mutual Emerging Managers Institutional Fund, L.L.C.


     In addition, Mr. Powers will replace Mr. Hunt as the Tax Matters Partner of the Fund.